AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 60.0%
Communication Services - 3.8%
Alphabet, Inc., Class A (United States)*	8,520	$883,780
Tencent Holdings, Ltd. (China)	13,100	640,188

Total Communication Services		1,523,968
Consumer Discretionary - 15.4%
Alibaba Group Holding, Ltd. (China)*	42,200	534,484
Amazon.com, Inc. (United States)*	5,783	597,326
H World Group Ltd., ADR (China)*	18,835	922,538
JD.com, Inc., Class A (China)	780	17,032
LVMH Moet Hennessy Louis Vuitton SE (France)	720	660,894
MakeMyTrip, Ltd. (India)*,1	27,051	661,938
Meituan, Class B (China)*,2	1,460	26,488
Moncler SpA (Italy)	11,096	766,418
Sands China, Ltd. (Macau)*	75,200	261,244
Trip.com Group, Ltd. (China)*	21,600	813,746
Yum China Holdings, Inc. (China)	14,000	876,782

Total Consumer Discretionary		6,138,890
Energy - 3.8%
Canadian Natural Resources, Ltd. (Canada)[1]	11,546	638,938
Hess Corp. (United States)	6,770	895,942

Total Energy		1,534,880
Financials - 9.3%
Adyen, N.V. (Netherlands)*,2	456	726,604
AIA Group, Ltd. (Hong Kong)	67,700	709,994
The Charles Schwab Corp. (United States)	12,603	660,145
HDFC Bank, Ltd., ADR (India)	12,094	806,307
Mastercard, Inc., Class A (United States)	2,203	800,592

Total Financials		3,703,642
Health Care - 7.8%
Avantor, Inc. (United States)*	28,900	610,946
IDEXX Laboratories, Inc. (United States)*	1,188	594,095
STERIS PLC (United States)	4,307	823,843
UnitedHealth Group, Inc. (United States)	2,331	1,101,607

Total Health Care		3,130,491
Industrials - 6.1%
Casella Waste Systems, Inc., Class A (United States)*	7,857	649,460
MISUMI Group, Inc. (Japan)	26,350	662,131
TransDigm Group, Inc. (United States)	861	634,600
Union Pacific Corp. (United States)	2,450	493,087

Total Industrials		2,439,278
	Shares	Value
Information Technology - 10.1%
Black Knight, Inc. (United States)*	10,618	$611,172
Halma PLC (United Kingdom)	24,106	665,483
Infineon Technologies AG (Germany)	27,007	1,109,048
Microsoft Corp. (United States)	3,011	868,071
Taiwan Semiconductor Manufacturing Co., Ltd. ADR, Sponsored ADR (Taiwan)	8,271	769,368

Total Information Technology		4,023,142
Real Estate - 1.7%
American Tower Corp., REIT (United States)	3,325	679,431
Utilities - 2.0%
NextEra Energy, Inc. (United States)	10,309	794,618

Total Common Stocks (Cost $17,647,667)		23,968,340

	Principal Amount
Corporate Bonds and Notes - 13.2%
Financials - 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$280,000	261,923
Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[2]	95,000	92,849
American Tower Corp. (United States)
1.450%, 09/15/26	25,000	22,226
2.750%, 01/15/27	135,000	124,464

Bank of America Corp. (United States) MTN (4.330% to 03/15/49 then 3 month LIBOR + 1.520%) 4.330%, 03/15/50[3,4]	57,000	48,846
Citigroup, Inc. (United States) (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%) 3.875%, 02/18/26[1,3,4,5]	124,000	104,718
First-Citizens Bank & Trust Co. (United States) 6.125%, 03/09/28[1]	75,000	73,038
Landwirtschaftliche Rentenbank, EMTN (Germany) 1.750%, 01/14/27	175,000	161,968
MetLife, Inc. (United States) Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%) 3.850%, 09/15/25[3,4,5]	158,000	139,207
SBA Communications Corp. (United States) 3.875%, 02/15/27	77,000	72,691
Sprint Capital Corp. (United States) 6.875%, 11/15/28	80,000	85,962

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 3.2% (continued)

Truist Financial Corp. (United States) Series N (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%) 4.800%, 09/01/24[3,4,5]	$96,000	$84,000

Total Financials		1,271,892
Industrials - 9.6%
AECOM (United States) 5.125%, 03/15/27	56,000	55,472
Amazon.com, Inc. (United States) 4.600%, 12/01/25	125,000	126,020
Anheuser-Busch InBev Worldwide, Inc. (United States) 4.375%, 04/15/38	76,000	72,169
AT&T, Inc. (United States) 4.300%, 12/15/42	105,000	91,382
Ball Corp. (United States) 4.875%, 03/15/26	91,000	90,317
The Boeing Co. (United States) 5.805%, 05/01/50	142,000	142,947
Centene Corp. (United States)
2.500%, 03/01/31[1]	64,000	51,827
3.375%, 02/15/30[1]	34,000	29,663

Cisco Systems, Inc. (United States) 5.500%, 01/15/40	68,000	74,186
Cogent Communications Group, Inc. (United States) 3.500%, 05/01/26[2]	83,000	77,398
Crown Americas LLC/Crown Americas Capital Corp. V (United States) 4.250%, 09/30/26	79,000	75,735
Dell, Inc. (United States) 7.100%, 04/15/28[1]	65,000	69,420
Delta Air Lines, Inc. (United States) 7.375%, 01/15/26[1]	75,000	78,040
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	150,000	145,031
HB Fuller Co. (United States) 4.250%, 10/15/28	99,000	87,822
HCA, Inc. (United States) 3.500%, 09/01/30	76,000	67,692
KB Home (United States) 4.000%, 06/15/31[1]	68,000	58,905
Kinder Morgan, Inc. (United States) 4.300%, 06/01/25	152,000	149,703
Kraft Heinz Foods Co. (United States) 4.375%, 06/01/46	77,000	67,082
Lamar Media Corp. (United States) 3.750%, 02/15/28[1]	89,000	82,120
	Principal Amount	Value

MEG Energy Corp. (Canada) 5.875%, 02/01/29[2]	$77,000	$74,169
Microsoft Corp. (United States) 2.525%, 06/01/50	118,000	83,495
Murphy Oil Corp. (United States) 6.375%, 07/15/28	115,000	113,316
Murphy Oil USA, Inc. (United States)
4.750%, 09/15/29	30,000	27,327
5.625%, 05/01/27	57,000	55,163

Nestle Holdings, Inc. (United States) 1.000%, 09/15/27[2]	275,000	240,206
Netflix, Inc. (United States) 4.875%, 06/15/30[1,2]	161,000	160,283
Newell Brands, Inc. (United States) 4.700%, 04/01/26[6]	94,000	90,475
NuStar Logistics LP (United States)
5.625%, 04/28/27	35,000	33,139
5.750%, 10/01/25	80,000	77,803

Oracle Corp. (United States) 2.800%, 04/01/27	159,000	147,829
Pernod Ricard International Finance LLC (United States) 1.250%, 04/01/28[2]	250,000	215,601
Silgan Holdings, Inc. (United States) 4.125%, 02/01/28	99,000	93,178
SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1,2]	200,000	149,761
Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	122,000	98,912
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	104,000	94,120
Travel + Leisure Co. (United States)
5.650%, 04/01/24[6]	51,000	50,843
6.000%, 04/01/27[6]	30,000	29,762

United Rentals North America, Inc. (United States) 3.875%, 02/15/31[1]	86,000	75,895
Verizon Communications, Inc. (United States) 3.875%, 02/08/29	62,000	59,903
Walmart, Inc. (United States) 4.050%, 06/29/48	87,000	80,741
Western Digital Corp. (United States) 4.750%, 02/15/26	41,000	39,338
Yum! Brands, Inc. (United States) 3.625%, 03/15/31	78,000	68,484

Total Industrials		3,852,674

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 0.4%
Dominion Energy, Inc. (United States) Series B (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%) 4.650%, 12/15/24[3,4,5]	$106,000	$93,125
Northern States Power Co. (United States) 2.900%, 03/01/50	101,000	71,328

Total Utilities		164,453

Total Corporate Bonds and Notes (Cost $5,807,402)		5,289,019
Municipal Bonds - 1.1%
California State General Obligation, School Improvements, 7.550%, 04/01/39	70,000	90,622
JobsOhio Beverage System, Series B,
3.985%, 01/01/29	20,000	19,802
4.532%, 01/01/35	130,000	130,146

Los Angeles Unified School District, School Improvements, 5.750%, 07/01/34	85,000	92,112
New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	90,000	92,354

Total Municipal Bonds (Cost $491,529)		425,036
U.S. Government and Agency Obligations - 14.2%
Fannie Mae - 5.1%
FNMA,
3.000%, 10/01/37 to 08/01/38	232,169	217,636
3.500%, 05/01/52	472,350	444,751
4.000%, 11/01/44 to 09/01/49	628,910	613,745
4.500%, 09/01/46 to 07/01/52	396,562	395,272
5.000%, 07/01/47 to 08/01/49	357,576	364,363
5.500%, 02/01/37	4,848	4,955

Total Fannie Mae	2,092,415	2,040,722
Freddie Mac - 0.9%
FHLMC,
4.000%, 10/01/52	39,241	37,554
4.500%, 07/01/44	248,862	248,740

FHLMC Gold Pool, 3.000%, 02/01/38	71,778	67,346

Total Freddie Mac	359,881	353,640
U.S. Treasury Obligations - 8.2%
U.S. Treasury Bonds,
2.250%, 05/15/41 to 02/15/52	1,041,000	786,069
3.000%, 11/15/44 to 02/15/49	311,000	271,809
4.375%, 02/15/38	497,000	544,215
4.500%, 08/15/39	462,000	513,037
U.S. Treasury Notes,
1.500%, 02/15/30	363,000	318,221
	Principal Amount	Value

U.S. Treasury Notes,
2.875%, 05/15/32	$555,000	$528,160
3.500%, 02/15/33	229,000	229,358
2.250%, 02/15/27	112,000	106,107

Total U.S. Treasury Obligations	3,570,000	3,296,976

Total U.S. Government and Agency Obligations (Cost $5,880,785)		5,691,338
Foreign Government Obligations - 9.1%
African Development Bank (Côte d'Ivoire) Series GDIF 0.875%, 03/23/26	115,000	105,179
Agence Francaise de Developpement (France) 0.625%, 01/22/26	200,000	181,286
Asian Development Bank (Philippines) 1.750%, 09/19/29	170,000	151,003
BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	200,000	181,405
European Investment Bank
(Luxembourg) 0.625%, 10/21/27[1]	107,000	93,156
(Luxembourg) 4.875%, 02/15/36	210,000	232,860

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	200,000	163,415
Inter-American Development Bank (United States) 4.375%, 01/24/44[1]	330,000	338,642
International Bank for Reconstruction & Development (United States) Series GDIF 3.125%, 11/20/25	250,000	244,837
International Finance Corp. (United States) 2.125%, 04/07/26	145,000	137,701
Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	300,000	278,600
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	164,425
Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	180,399
The Korea Development Bank
(South Korea) 0.500%, 10/27/23	299,000	292,133
(South Korea) 1.375%, 04/25/27	200,000	177,842

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	270,984
Philippine Government International Bond (Philippines) 1.648%, 06/10/31	200,000	160,140

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Province of Ontario Canada (Canada) 1.050%, 05/21/27[1]	$176,000	$156,659
Province of Quebec Canada (Canada) 1.350%, 05/28/30[1]	143,000	120,402

Total Foreign Government Obligations (Cost $4,069,842)		3,631,068
Short-Term Investments - 6.4%
Joint Repurchase Agreements - 4.4%
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $781,081 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $796,382)	780,767	780,767
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,780,767
	Principal Amount	Value

Repurchase Agreements - 2.0%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $785,304 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $800,707)	$785,000	$785,000

Total Short-Term Investments (Cost $2,565,767)		2,565,767
Total Investments - 104.0% (Cost $36,462,992)		41,570,568
Other Assets, less Liabilities - (4.0)%		(1,585,976)
Net Assets - 100.0%		$39,984,592

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,606,536 or 6.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $2,567,178 or 6.4% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GDIF	Global Debt Issuance Facility
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,181,802	$3,957,088	—	$6,138,890
Information Technology	2,248,611	1,774,531	—	4,023,142
Financials	2,267,044	1,436,598	—	3,703,642
Health Care	3,130,491	—	—	3,130,491
Industrials	1,777,147	662,131	—	2,439,278
Energy	1,534,880	—	—	1,534,880
Communication Services	883,780	640,188	—	1,523,968
Utilities	794,618	—	—	794,618
Real Estate	679,431	—	—	679,431
Corporate Bonds and Notes†	—	5,289,019	—	5,289,019
Municipal Bonds†	—	425,036	—	425,036
U.S. Government and Agency Obligations†	—	5,691,338	—	5,691,338
Foreign Government Obligations†	—	3,631,068	—	3,631,068
Short-Term Investments
Joint Repurchase Agreements	—	1,780,767	—	1,780,767
Repurchase Agreements	—	785,000	—	785,000
Total Investments in Securities	$15,497,804	$26,072,764	—	$41,570,568

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Belgium	0.4
Bermuda	0.2
Canada	2.5
China	9.8
Côte d'Ivoire	0.3
Finland	0.4
France	2.2
Germany	3.2
Hong Kong	1.8
India	3.8
Ireland	0.7
Italy	2.0
Japan	2.4
Luxembourg	0.8
Macau	0.7
Netherlands	3.6
Norway	0.5
Philippines	0.8
South Korea	1.6
Taiwan	2.0
United Kingdom	2.0
United States	58.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,606,536	$1,780,767	$888,264	$2,669,031
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	05/31/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.